UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Inbody
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

/s/ Amy Inbody       Austin, Texas     August 16, 2010
-----------------   ----------------   ----------------
  [Signature]        [City/State]          [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $124,997 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108      279    24700 SH       SOLE                    24700
AMERICAN DENTAL PARTNERS       COM              025353103    14744  1217520 SH       SOLE                  1217520
BIOVAIL CORP                   COM              09067J109     4986   259126 SH       SOLE                   259126
CAMBIUM LEARNING GRP INC       COM              13201A107      858   238394 SH       SOLE                   238394
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    12653  1457719 SH       SOLE                  1457719
CREDIT ACCEP CORP MICH         COM              225310101     2563    52545 SH       SOLE                    52545
EBAY INC                       COM              278642103     3334   170000 SH       SOLE                   170000
GOLDMAN SACHS GROUP INC        COM              38141G104     6143    46800 SH       SOLE                    46800
KINGSWAY FINL SVCS INC         COM              496904103     1509   877905 SH       SOLE                   877905
LIBERTY GLOBAL INC             COM SER A        530555101    10175   391500 SH       SOLE                   391500
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3317    63988 SH       SOLE                    63988
LIVE NATION ENTERTAINMENT IN   COM              538034109     3967   379664 SH       SOLE                   379664
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     4362   160000 SH       SOLE                   160000
META FINL GROUP INC            COM              59100U108     6626   220881 SH       SOLE                   220881
MI DEVS INC                    CL A SUB VTG     55304X104     4030   329533 SH       SOLE                   329533
NICHOLAS FINANCIAL INC         COM NEW          65373J209     7409   900254 SH       SOLE                   900254
ORBITZ WORLDWIDE INC           COM              68557K109     5579  1464422 SH       SOLE                  1464422
PENN NATL GAMING INC           COM              707569109     3489   151020 SH       SOLE                   151020
PROSPECT MEDICAL HOLDINGS IN   COM              743494106     1865   308332 SH       SOLE                   308332
REPUBLIC AWYS HLDGS INC        COM              760276105     3304   540789 SH       SOLE                   540789
RRI ENERGY INC                 COM              74971X107      267    70494 SH       SOLE                    70494
SCIENTIFIC GAMES CORP          CL A             80874P109     4916   534318 SH       SOLE                   534318
UNITED AMER INDEMNITY LTD      CL A             90933T109     2931   398255 SH       SOLE                   398255
VALEANT PHARMACEUTICALS INTL   COM              91911X104     7334   140253 SH       SOLE                   140253
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     3248  2405810 SH       SOLE                  2405810
ZIPREALTY INC                  COM              98974V107     5109  1957286 SH       SOLE                  1957286